Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows, Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Balance Sheet and Cash Flow Supplemental Disclosures [Abstract]
Cash payments for interest, net of amounts capitalized	$ 42,517	$ 62,983
Cash payments for income taxes	20	557
Noncash investing activities - liabilities assumed
Fair value of assets acquired	1,257,765	234,482
Cash paid, net of cash acquired	(1,230,304)	(237,349)
Receivables from sellers	772	2,087
Payables to sellers	0	(1,456)
Liabilities assumed	$ 28,233	$ (2,236)